RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash obligations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 450	$ 443
Due to related parties	694	201
Other long-term liabilities – concession payments	531	547
Lease liabilities	362	327
Non-recourse borrowings	14,595	12,604
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	450	493
Financial instrument liabilities	696	569
Due to related parties	695	203
Lease liabilities	393	428
Non-recourse borrowings	12,859	11,960
Interest payable	4,230	4,698
Total	19,341	18,373
Gross of Unamortized Financing Fees and Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	18	22
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	450	493
Financial instrument liabilities	198	125
Due to related parties	694	201
Lease liabilities	30	31
Non-recourse borrowings	886	605
Interest payable	598	510
Total	2,857	1,966
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	1	1
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	358	304
Due to related parties	1	0
Lease liabilities	99	98
Non-recourse borrowings	3,892	3,926
Interest payable	1,924	2,135
Total	6,279	6,469
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	5	6
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	140	140
Due to related parties	0	2
Lease liabilities	264	299
Non-recourse borrowings	8,081	7,429
Interest payable	1,708	2,053
Total	10,205	9,938
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	$ 12	$ 15